SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Stock Option Activity

The following table summarizes the activities for the Company’s service-based share options for the six months ended June 30, 2020:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	4,091,127	$3.79	4.70	$10,226
Granted	1,156,331	3.11	-	-
Exercised	(424,360)	4.00	-	1,675
Cancelled	(221,736)	4.27	-	-
Outstanding at June 30, 2020	4,601,362	$3.58	13.59	$8,699

Exercisable at June 30, 2020	1,839,962	$3.60	3.66	$3,310

Vested and expected to vest at June 30, 2020	3,777,117	$3.82	10.83	$6,579

Service Based Stock Options [Member]
Schedule of Stock Option Activity

The following table summarizes the activities for the Company’s performance-based stock options for the six months ended June 30, 2020:

		Weighted average
	Number of options	Exercise price		Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	66,666	$3.24		4.95	$199
Granted	351,472	*	)	-	-
Cancelled	(4,463)	*	)	-	-
Outstanding at June 30, 2020	413,675	$0.52		65.21	$1,948

Exercisable at June 30, 2020	66,666	$3.24		4.45	$133

Vested and expected to vest at June 30, 2020	219,605	$0.98		56.78	$933

*) Represents an amount less than $1